Fair Value Measurements - Summary of assets that are measured at fair value on a recurring basis (Details) - Fair Value, Recurring [Member] - Reinvent Technology Partners Y [Member]	Jun. 30, 2021 USD ($)
Level 1 [Member] | US Treasury Securities [Member]
Assets:
Investments held in trust account	$ 977,543,775
Public Warrants [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities	22,008,700
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	$ 16,905,970